CONCENTRATION AND RISKS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Number of customer	2
Customer Concentration Risk [Member] | Net revenues [Member] | Yidatong Technology Development Co., Ltd. [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues			22.00%
Customer Concentration Risk [Member] | Net revenues [Member] | Customer D [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues			11.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Yidatong Technology Development Co., Ltd. [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues		14.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Consumer Mobile Securities [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	17.00%	42.00%	74.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Mobile Games [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	14.00%	11.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Advertising Services [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	22.00%	19.00%	10.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Enterprise Mobility Including Hardware Sales and Software Development [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	45.00%	27.00%	14.00%
Geographic Concentration Risk [Member] | Net revenues [Member] | PRC [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	87.00%	73.00%	60.00%